Nuveen Preferred Securities Fund
Nuveen Preferred Securities Fund
Investment Objective
The Fund seeks to provide a high level of current income and total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 19 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 22 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-60 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Preferred Securities Fund - USD ($)		Class A	Class C	Class R3	Class R6	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	none	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Preferred Securities Fund	Class A	Class C	Class R3	Class R6 [1]	Class I
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none
Other Expenses	0.13%	0.13%	0.13%	0.07%	0.13%
Total Annual Fund Operating Expenses	1.06%	1.81%	1.31%	0.75%	0.81%
[1]	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example - Nuveen Preferred Securities Fund - USD ($)	A	C	R3	R6	I
1 Year	$ 578	$ 184	$ 133	$ 77	$ 83
3 Years	796	569	415	240	259
5 Years	1,032	980	718	417	450
10 Years	$ 1,708	$ 2,127	$ 1,579	$ 930	$ 1,002

No Redemption
Expense Example, No Redemption - Nuveen Preferred Securities Fund - USD ($)	A	C	R3	R6	I
1 Year	$ 578	$ 184	$ 133	$ 77	$ 83
3 Years	796	569	415	240	259
5 Years	1,032	980	718	417	450
10 Years	$ 1,708	$ 2,127	$ 1,579	$ 930	$ 1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in preferred securities, including contingent capital securities. Preferred securities generally pay fixed or adjustable rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are junior to most other forms of the company’s debt, including both senior and subordinated debt. The Fund intends to invest at least 25% of its assets in the preferred securities of companies principally engaged in financial services.

The Fund normally invests at least 50% of its net assets in securities rated investment grade (BBB/Baa or higher) at the time of purchase by at least one independent rating agency and unrated securities judged to be of comparable quality by the Fund’s portfolio managers. The Fund may invest up to 50% of its net assets in securities rated below investment grade (BB/Ba or lower) at the time of purchase, which are commonly referred to as “high yield” securities or “junk” bonds. The Fund may also invest in U.S. dollar-denominated securities issued by non-U.S. companies.

The Fund seeks to meet its investment objective by investing primarily in preferred securities, but it may also invest up to 20% of its net assets in other types of securities, including corporate debt securities, U.S. government and agency debt and taxable municipal securities.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Bond Market Liquidity Risk—Dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to “make markets” in those bonds, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Contingent Capital Security Risk—Contingent capital securities (sometimes referred to as “CoCos”) are preferred securities, issued primarily by non-U.S. financial institutions, which have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of specific triggers, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Fund losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

Convertible Preferred Security Risk—The Fund’s investments in preferred securities may include preferred securities convertible into common stock. The value of the Fund’s convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Credit Risk—Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Currency Risk—Even though the non-U.S. securities held by the Fund are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations. Changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains or losses realized on the sale of securities.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Financial Services Sector Risk—The Fund’s policy to concentrate in financial services companies makes the Fund more susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are particularly sensitive to the adverse effects of economic recession; changes in government regulation; the availability of capital; volatile interest rates; and the health of the commercial and residential real estate markets.

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund’s income could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Non-U.S. Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments.

Political and Economic Risks—The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

Valuation Risk—The debt securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of March 31, 2016 was -0.45%. The performance of the other share classes will differ due to their different expense structures.

During the nine-year period ended December 31, 2015, the Fund’s highest and lowest quarterly returns were 49.63% and -22.84%, respectively, for the quarters ended June 30, 2009 and March 31, 2009.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. Previously, the Fund used the BofA Merrill Lynch Fixed Rate Preferred Securities Index as its benchmark. Going forward, the BofA Merrill Lynch U.S. All Capital Securities Index will be the Fund’s primary benchmark because it better represents the investible universe of preferred securities. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance is not shown for Class R6 shares, which have not been offered for a full calendar year.
Average Annual Total Returns for the Periods Ended December 31, 2015
Average Annual Total Returns - Nuveen Preferred Securities Fund		Inception Date	1 Year	5 Years	Since Inception
Class A		Dec. 19, 2006	(0.54%)	6.98%	5.45%
Class A | (return after taxes on distributions)		Dec. 19, 2006	(2.20%)	4.84%	3.25%
Class A | (return after taxes on distributions and sale of Fund shares)		Dec. 19, 2006	0.51%	4.94%	3.57%
Class A | BofA Merrill Lynch U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)	[1]
Class A | BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)	[2]				2.80%
Class A | Custom Benchmark Index (New) (reflects no deduction for fees, expenses or taxes)	[3]
Class A | Custom Benchmark Index (Old) (reflects no deduction for fees, expenses or taxes)	[4]				3.90%
Class A | Lipper Flexible Income Funds Category Average (reflects no deduction for taxes or sales loads)	[5]				5.10%
Class C		Dec. 19, 2006	3.58%	7.22%	5.24%
Class C | BofA Merrill Lynch U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)	[1]
Class C | BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)	[2]				2.80%
Class C | Custom Benchmark Index (New) (reflects no deduction for fees, expenses or taxes)	[3]
Class C | Custom Benchmark Index (Old) (reflects no deduction for fees, expenses or taxes)	[4]				3.90%
Class C | Lipper Flexible Income Funds Category Average (reflects no deduction for taxes or sales loads)	[5]				5.10%
Class R3		Sep. 29, 2009	4.19%	7.76%	10.01%
Class R3 | BofA Merrill Lynch U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)	[1]
Class R3 | BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)	[2]				8.54%
Class R3 | Custom Benchmark Index (New) (reflects no deduction for fees, expenses or taxes)	[3]
Class R3 | Custom Benchmark Index (Old) (reflects no deduction for fees, expenses or taxes)	[4]				8.36%
Class R3 | Lipper Flexible Income Funds Category Average (reflects no deduction for taxes or sales loads)	[5]				7.54%
Class I		Dec. 19, 2006	4.63%	8.28%	6.28%
Class I | BofA Merrill Lynch U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)	[1]
Class I | BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)	[2]				2.80%
Class I | Custom Benchmark Index (New) (reflects no deduction for fees, expenses or taxes)	[3]
Class I | Custom Benchmark Index (Old) (reflects no deduction for fees, expenses or taxes)	[4]				3.90%
Class I | Lipper Flexible Income Funds Category Average (reflects no deduction for taxes or sales loads)	[5]				5.10%
BofA Merrill Lynch U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)	[1]		5.44%
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)	[2]		7.58%	7.19%
Custom Benchmark Index (New) (reflects no deduction for fees, expenses or taxes)	[3]		4.73%
Custom Benchmark Index (Old) (reflects no deduction for fees, expenses or taxes)	[4]		5.54%	7.07%
Lipper Flexible Income Funds Category Average (reflects no deduction for taxes or sales loads)	[5]		1.14%	5.40%
[1]	BofA Merrill Lynch U.S. All Capital Securities Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities.
[2]	An index that tracks the performance of fixed rate U.S. dollar denominated preferred securities issued in the U.S. domestic market.
[3]	An index that is comprised of a 60% weighting in the BofA Merrill Lynch U.S. All Capital Securities Index and a 40% weighting in the BofA Merrill Lynch Contingent Capital USD Hedged Index.
[4]	An index that is comprised of a 65% weighting in the BofA Merrill Lynch Fixed Rate Preferred Securities Index and a 35% weighting in the Barclays USD Capital Securities Index.
[5]	Represents the average annualized returns for all reporting funds in the Lipper Flexible Income Funds Category.